Stockholders’ Equity / (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity / (Deficit)

15. Stockholders’ Equity

Shares Authorized

As of June 30, 2025, the Company had authorized a total of 501,000,000 shares for issuance with 500,000,000 shares designated as common stock, par value $0.0001 per share, and 1,000,000 shares designated as preferred stock, par value $0.0001 per share.

Common Stock

On April 14, 2025, the Company issued 33,778 common shares related to the vesting of restricted stock units issued in connection with its stock compensation program.

From April 1, 2024 through April 15, 2024, 31,373 shares of common stock were issued in connection with the At the Market Offering with H.C. Wainwright & Co., LLC for net proceeds of $0.2 million.

From February 2, 2024, through March 28, 2024, 24,976 shares of common stock were issued in connection with the At the Market Offering with H.C. Wainwright & Co., LLC and received net proceeds of $0.1 million.

As of June 30, 2025 and December 31, 2024, there were 2,670,286 and 2,636,508 shares of issued and outstanding common stock with a par value of $0.0001 per share, respectively.

Reverse Stock Split

On April 29, 2024 and April 30, 2024, our stockholders and Board, respectively, approved a reverse stock split of our Common Stock, at a ratio of 1-for-30 (the “Reverse Stock Split”), as of the Effective Date. The Effective Date of the Reverse Stock Split with the Secretary of the Commonwealth of Massachusetts was 5:00 p.m. on May 13, 2024 and May 14, 2024 in the marketplace.

On the Effective Date, the total number of shares of our Common Stock held by each shareholder was converted automatically into the number of whole shares of Common Stock equal to (i) the number of issued and outstanding shares of Common Stock held by such shareholder immediately prior to the Reverse Stock Split, divided by (ii) 30.

No fractional shares were issued in connection with the Reverse Stock Split, and stockholders who would otherwise be entitled to a fractional share received a proportional cash payment, resulting in the reduction of 378 shares. The Reverse Stock Split did not have any effect on the stated par value of the Company’s Common Stock. The rights and privileges of the holders of shares of Common Stock will be unaffected by the Reverse Stock Split.

The Company is authorized to issue 501,000,000 shares of Common Stock and that number did not change as a result of the Reverse Stock Split.

The consolidated financial statements and footnote disclosures have been updated to reflect the retrospective effect of the reverse stock split for all periods presented.

At the Market Offering Agreement

On June 2, 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (the “Agent”), to create an at-the-market equity program under which it may sell up to $50 million of shares of the Company’s common stock (the “Shares”) from time to time through the Agent (the “ATM Offering”). Under the ATM Agreement, the Agent will be entitled to a commission at a fixed rate of 3.0% of the gross proceeds from each sale of Shares under the ATM Agreement.

Sales of the Shares, if any, under the ATM Agreement may be made in transactions that are deemed to be “at-the-market equity offerings” as defined in Rule 415 under the Securities Act, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Capital Market, at prevailing market prices at the time of sale or as otherwise agreed with the Agent. The Company has no obligation to sell, and the Agent is not obligated to buy or sell, any of the Shares under the Agreement and may at any time suspend offers under the Agreement or terminate the Agreement. The ATM Offering will terminate upon the termination of the ATM Agreement as permitted therein. The Shares will be issued pursuant to the Company’s previously filed Registration Statement on Form S-3 (File No. 333-271389) that was declared effective on May 2, 2023, and a prospectus supplement and accompanying prospectus relating to the ATM Offering filed with the SEC on June 2, 2023.

Deferred offering costs associated with the ATM Agreement are reclassified to additional paid in capital on a pro-rata basis when the Company completes offerings under the ATM Agreement. Any remaining deferred costs will be expensed to the statements of operations should the planned offering be terminated.

During the six months ended June 30, 2024, the Company issued and sold an aggregate of 56,349 shares of common stock under the ATM Offering.

Public Warrants

In connection with the Business Combination, the Company assumed the Public Warrants issued upon AMCI’s initial public offering.

As of December 31, 2020, the Company had 735,069 Public Warrants outstanding. Each Public Warrant entitles the registered holder to purchase one share of common stock at a price of $345.00 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. During the second quarter of 2021, certain warrant holders exercised their option to purchase an additional 760 shares at $345.00 per share. These exercises generated $262,177 additional proceeds to the Company and increased the Company’s shares outstanding by 760 shares. During 2023, one original Private Warrant Holder sold all their Private Placement Warrants resulting in a reclassification to Public Warrants. Following these exercises, as of June 30, 2025, the Company’s Public Warrants amounted to 813,314.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

–	in whole and not in part;

–	at a price of $0.01 per warrant;

–	upon not less than 30 days’ prior written notice of redemption;

–	if, and only if, the reported last sale price of the Company’s Common Stock equals or exceeds $540.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and

–	if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Common Stock at a price below its exercise price. In addition, the warrant agreement provides that in case of a tender offer or exchange that involves 50% or more of the Company’s stockholders, the Public Warrants may be settled in cash, equity securities or other assets depending on the kind and amount received per share by the holders of the common stock in such consolidation or merger that affirmatively make such election.

The Public Warrants are classified in equity in accordance with the Company’s evaluation of the provisions of ASC 480 and ASC 815. The Company analyzed the terms of the Public Warrants and concluded that there are no terms that provide that the warrant is not indexed to the issuer’s common stock. The Company also analyzed the tender offer provision discussed above and considering that upon the Closing of the Business Combination the Company has a single class of common shares, concluded that the exception discussed in ASC 815-40-25 applies, and thus equity classification is not precluded.

Stock-Based Compensation Plans

2021 Equity Incentive Plan

The Company’s Board of Directors (sometimes referred to herein as the “Board”) and stockholders previously approved the 2021 Equity Incentive Plan (the “Plan”) to reward certain employees and directors of the Company. The Plan has been established to advance the interests of the Company by providing for the grant to Participants of Stock and Stock-based Awards. The maximum number of shares of Common Stock that may be delivered in satisfaction of Awards under the Plan is 569,273 shares. On April 29, 2024, the stockholders voted to increase the number of shares of Common Stock issuable under the Company’s 2021 Equity Incentive Plan from 230,530 to 569,306.

Stock Options

Pursuant to and subject to the terms of the Plan the Company entered into separate Stock Option Agreements with each participant according to which each participant is granted an option (the “Stock Option”) to purchase up to a specific number of shares of common stock set forth in each agreement with an exercise price equal to the market price of Company’s common stock at the date of grant. The Company did not grant Stock Options during the six months ended June 30, 2025.

Stock Options are granted to each participant in connection with their employment with the Company. The Stock Options vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period for the stock options. The Company recognized compensation cost of $0.1 million and $0.2 million in respect of Stock Options granted, which is included in administrative and selling expenses in the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2025, respectively. The Company recognized compensation cost of $0.7 million and $1.4 million in respect of Stock Options granted, which is included in administrative and selling expenses in the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2024, respectively. The Company also has a policy of accounting for forfeitures when they occur.

The following table summarizes the activities for our unvested stock options for the three months ended June 30, 2025:

	Number of options	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	10,327	$225.86
Vested	(5,892)	$305.51
Forfeited	(238)	$95.44
Unvested as of June 30, 2025	4,197	$87.36

As of June 30, 2025, there was $0.1 million of unrecognized compensation cost related to unvested Stock Options. This amount is expected to be recognized over the remaining vesting period of Stock Options.

Restricted Stock Units

Pursuant to and subject to the terms of the Plan the Company entered into separate Restricted Stock Units (“RSUs”) with each participant. On the grant date of RSUs, the Company grants to each participant a specific number of RSUs as set forth in each agreement, giving each participant the conditional right to receive without payment one share of common stock. The RSUs are granted to each participant in connection with their ongoing employment with the Company. The Company has in place Restricted Stock Unit Agreements that vest within one year and Restricted Stock Unit Agreements that vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period. The Company recognized compensation cost of $0.1 million and $0.3 million in respect of RSUs, which is included in administrative and selling expenses in the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2025, respectively. The Company recognized compensation cost of $1.4 million and $2.7 million in respect of RSUs, which is included in administrative and selling expenses in the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2024, respectively. The Company also has a policy of accounting for forfeitures when they occur. The Company did not grant RSUs during the six months ended June 30, 2025.

The following table summarizes the activities for our unvested RSUs for the three months ended June 30, 2025:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2024	10,327	$245.33
Vested	(5,892)	$305.92
Forfeited	(238)	$146.55
Unvested as of June 30, 2025	4,197	$117.95

As of June 30, 2025, there was $0.2 million of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over the remaining vesting period of Restricted Stock Unit Agreements.

16. Stockholders’ Equity / (Deficit)

Shares Authorized

As of December 31, 2024, the Company had authorized a total of 501,000,000 shares for issuance with 500,000,000 shares designated as common stock, par value $0.0001 per share and 1,000,000 shares designated as preferred stock, par value $0.0001 per share.

Common Stock

On February 6, 2023, 2,958 shares of common stock were issued in connection with the Company’s 2021 Equity Incentive Plan (the “Plan”).

On February 8, 2023, 13,448 shares of common stock were issued in connection with the Plan.

On March 23, 2023, 1,687 shares of common stock were issued in connection with the Plan.

On March 24, 2023, 38 shares of common stock were issued in connection with the Plan.

On June 12, 2023, 4,301 shares of common stock were issued in connection with the Plan.

On July 7, 2023, 2,151 shares of common stock were issued in connection with the Plan.

On July 26, 2023, 1,875 shares of common stock were issued in connection with the Plan.

On September 8, 2023, 5,200 shares of common stock were issued in connection with the Plan.

On October 12, 2023, 226 shares of common stock were issued in connection with the Plan.

From April 12, 2023 through September 12, 2023, 314,696 shares of common stock were issued in connection with the Purchase Agreement with Lincoln Park.

From October 25, 2023 through December 26, 2023, 176,323 shares of common stock were issued in connection with the At the Market Offering with H.C. Wainwright & Co., LLC.

On December 27, 2023, 333,333 shares of common stock were issued in a Registered Direct Offering.

From February 2, 2024, through March 28, 2024, 24,976 shares of common stock were issued in connection with the At the Market Offering with H.C. Wainwright & Co., LLC for net proceeds of $0.1 million.

From April 1, 2024, through April 15, 2024, 31,751 shares of common stock were issued in connection with the At the Market Offering with H.C. Wainwright & Co., LLC for net proceeds of $0.2 million.

As of December 31, 2024, and December 31, 2023, there were 2,636,508 and 2,580,159 shares of issued and outstanding common stock with a par value of $0.0001 per share, respectively.

Reverse Stock Split

On April 29, 2024 and April 30, 2024, our stockholders and Board, respectively, approved a reverse stock split of our Common Stock, at a ratio of 1-for-30 (the “Reverse Stock Split”), as of the Effective Date. The Effective Date of the Reverse Stock Split with the Secretary of the Commonwealth of Massachusetts was 5:00 p.m. on May 13, 2024 and May 14, 2024 in the marketplace.

On the Effective Date, the total number of shares of our Common Stock held by each shareholder was converted automatically into the number of whole shares of Common Stock equal to (i) the number of issued and outstanding shares of Common Stock held by such shareholder immediately prior to the Reverse Stock Split, divided by (ii) 30.

No fractional shares were issued in connection with the Reverse Stock Split, and stockholders who would otherwise be entitled to a fractional share received a proportional cash payment, resulting in the reduction of 378 shares. The Reverse Stock Split did not have any effect on the stated par value of the Company’s Common Stock. The rights and privileges of the holders of shares of Common Stock will be unaffected by the Reverse Stock Split.

The Company is authorized to issue 501,000,000 shares of Common Stock and that number did not change as a result of the Reverse Stock Split.

The consolidated financial statements and footnote disclosures have been updated to reflect the retrospective effect of the reverse stock split for all periods presented.

Purchase Agreement with Lincoln Park

On April 10, 2023, the Company entered into the Purchase Agreement with Lincoln Park, which provides that the Company has the right, but not the obligation, to sell to Lincoln Park up to $50 million worth of shares of the Company’s Common Stock (“Purchase Shares”) from time to time over the 36-month term of the Purchase Agreement. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park, pursuant to which the Company agreed to register the resale of the shares of the Company’s Common Stock that have been and may be issued to Lincoln Park under the Purchase Agreement pursuant to a registration statement. The Company will control the timing and amount of any sales of Purchase Shares to Lincoln Park pursuant to the Purchase Agreement.

Under the Purchase Agreement, on any business day selected by the Company, the Company may direct Lincoln Park to purchase up to 6,667 shares of its Common Stock on such business day (or the purchase date) (a “Regular Purchase”), provided that the closing sale price of the Company’s Common Stock on the Nasdaq Stock Market (“Nasdaq”) on the applicable purchase date is not below $15.00 and subject to other adjustments. A Regular Purchase may be increased to up to (i) 8,333 shares if the closing sale price of the Company’s Common Stock on Nasdaq is not below $45.00 on the applicable purchase date; (ii) 10,000 shares if the closing sale price of the Company’s Common Stock on Nasdaq is not below $90.00 on the applicable purchase date; and (iii) 13,333 shares if the closing sale price of the Company’s common stock on Nasdaq is not below $150.00 on the applicable purchase date. The Company may direct Lincoln Park to purchase shares in Regular Purchases multiple times on the same business day, provided the Company has not failed to deliver Purchase Shares for the most recent prior Regular Purchase.

The purchase price per share for each such Regular Purchase will be equal to the lesser of (a) the lowest sale price for the Company’s Common Stock on Nasdaq on the purchase date of such shares; and (b) the average of the three lowest closing sale prices for the Company’s Common Stock on Nasdaq during the 10 consecutive business days prior to the purchase date of such shares.

In addition, the Company may also direct Lincoln Park, on any business day on which the Company has submitted a Regular Purchase notice for the maximum amount allowed for such Regular Purchase, to purchase an additional amount of the Company’s Common Stock (an “Accelerated Purchase”) of up to the lesser of (a) three times the number of shares purchased pursuant to such Regular Purchase; and (b) 30% of the aggregate shares of the Company’s Common Stock traded on Nasdaq during all or, if certain trading volume or market price thresholds specified in the Purchase Agreement are crossed on the applicable Accelerated Purchase date, the portion of the normal trading hours on the applicable Accelerated Purchase date prior to such time that any one of such thresholds is crossed (the “Accelerated Purchase Measurement Period”).

The purchase price per share for each such Accelerated Purchase will be equal to 95% of the lower of (a) the volume-weighted average price of the Company’s Common Stock on Nasdaq during the applicable Accelerated Purchase Measurement Period on the applicable Accelerated Purchase date; and (b) the closing sale price of the Company’s Common Stock on Nasdaq on the applicable Accelerated Purchase date.

The Company may also direct Lincoln Park on any business day on which an Accelerated Purchase has been completed and all of the shares to be purchased thereunder have been delivered to Lincoln Park in accordance with the Purchase Agreement, to purchase an additional amount of the Company’s Common Stock (the “Additional Accelerated Purchase”), as described in the Purchase Agreement.

In the case of Regular Purchases, Accelerated Purchases and Additional Accelerated Purchases, the purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction occurring during the business days used to compute the purchase price.

The Purchase Agreement prohibits the Company from directing Lincoln Park to purchase any shares of Common Stock if those shares, when aggregated with all other shares of Common Stock then beneficially owned by Lincoln Park and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and Rule 13d-3 thereunder), would result in Lincoln Park and its affiliates beneficially owning more than 9.99% of the then total outstanding shares of the Company’s Common Stock.

Upon the execution of the Purchase Agreement, the Company issued 21,186 shares of Common Stock to Lincoln Park as consideration for its commitment to purchase shares of the Company’s Common Stock under the Purchase Agreement. Lincoln Park has agreed not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s Common Stock.

The Company evaluated the contract that includes the right to require Lincoln Park to purchase additional shares of Common Stock in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting. The Company has analyzed the terms of the put right and has concluded that it has immaterial value as of December 31, 2024 and December 31, 2023.

During the year ended December 31, 2023, the Company incurred costs of approximately $0.9 million related to the execution of the Purchase Agreement. Of the total costs incurred, approximately $0.6 million was paid in Common Stock to Lincoln Park as a commitment fee and $0.03 million to reimburse Lincoln Park for expenses. These transaction costs were included in other income / (expenses), net in the consolidated statement of operations. Approximately $0.2 million was incurred for legal fees, which were included in administrative and selling expenses on the consolidated statement of operations.

During the year ended December 31, 2023, the Company issued and sold an aggregate of 293,509 shares pursuant to the Purchase Agreement and received net proceeds of $5.5 million. During the year ended December 31, 2023, the Company incurred approximately $0.3 million of expenses, related to the discount on the issuance of common stock to Lincoln Park, which is included in other income / (expenses), net in the consolidated statement of operations.

As the Company’s common stock price is below $15.00 per share, the Company is unable to utilize the facility and did not transact under it for the year ended December 31, 2024.

At the Market Offering Agreement

On June 2, 2023, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC, as sales agent (the “Agent”), to create an at-the-market equity program under which it may sell up to $50 million of shares of the Company’s common stock (the “Shares”) from time to time through the Agent (the “ATM Offering”). Under the ATM Agreement, the Agent will be entitled to a commission at a fixed rate of 3.0% of the gross proceeds from each sale of Shares under the ATM Agreement.

Sales of the Shares, if any, under the ATM Agreement may be made in transactions that are deemed to be “at-the-market equity offerings” as defined in Rule 415 under the Securities Act, including sales made by means of ordinary brokers’ transactions, including on the Nasdaq Capital Market, at prevailing market prices at the time of sale or as otherwise agreed with the Agent. The Company has no obligation to sell, and the Agent is not obligated to buy or sell, any of the Shares under the Agreement and may at any time suspend offers under the Agreement or terminate the Agreement. The ATM Offering will terminate upon the termination of the ATM Agreement as permitted therein. The Shares will be issued pursuant to the Company’s previously filed Registration Statement on Form S-3 (File No. 333-271389) that was declared effective on May 2, 2023, and a prospectus supplement and accompanying prospectus relating to the ATM Offering filed with the SEC on June 2, 2023.

Deferred offering costs associated with the ATM Agreement are reclassified to additional paid in capital on a pro-rata basis when the Company completes offerings under the ATM Agreement. Any remaining deferred costs will be expensed to the statements of operations should the planned offering be terminated.

During the year ended December 31, 2023, the Company issued and sold an aggregate of 176,323 shares of common stock under the ATM Offering.

During the year ended December 31, 2024, the Company issued and sold an aggregate of 56,727 shares of common stock under the ATM Offering.

Registered Direct Offering and Engagement Letter with Joseph Gunnar & Co., LLC

On December 22, 2023, the Company entered into a Securities Purchase Agreement (the “Gunnar Purchase Agreement”) with those certain purchasers named therein (the “Purchasers”) pursuant to which the Company agreed to issue and sell, in a public offering, directly to the Purchasers (the “Registered Direct Offering”), 333,333 shares of common stock. The purchase price per share of Common Stock was $6.00, resulting in gross proceeds of $2,000,000 and net proceeds of approximately $1.8 million, after deducting estimated expenses payable by the Company associated with the Registered Direct Offering.

On December 22, 2023, the Company entered into an engagement letter with Gunnar, pursuant to which Gunnar agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the Registered Direct Offering. The Company paid Gunnar an aggregate cash fee equal to 9.0% of the gross proceeds of the Registered Direct Offering, and agreed to reimburse Gunnar up to a total of $25,000 for actual fees and expenses of legal counsel and other out-of-pocket expenses.

Public Warrants

In connection with the Business Combination, the Company assumed the Public Warrants issued upon AMCI’s initial public offering.

As of December 31, 2024, the Company had 735,069 Public Warrants outstanding. Each Public Warrant entitles the registered holder to purchase one share of common stock at a price of $345.00 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. During the second quarter of 2021, certain warrant holders exercised their option to purchase an additional 760 shares at $345.00 per share. These exercises generated $262,177 additional proceeds to the Company and increased the Company’s shares outstanding by 760 shares. During 2023, one original Private Warrant Holder sold all their Private Placement Warrants resulting in a reclassification to Public Warrants. Following these exercises, as of December 31, 2024, the Company’s Public Warrants amounted to 813,314.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

–	in whole and not in part;

–	at a price of $0.01 per warrant;

–	upon not less than 30 days’ prior written notice of redemption;

–	if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $540 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and

–	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. In addition, the warrant agreement provides that in case of a tender offer or exchange that involves 50% or more of the Company’s stockholders, the Public Warrants may be settled in cash, equity securities or other assets depending on the kind and amount received per share by the holders of the common stock in such consolidation or merger that affirmatively make such election.

The Public Warrants are classified in equity in accordance with the Company’s evaluation of the provisions of ASC 480 and ASC 815. The Company analyzed the terms of the Public Warrants and concluded that there are no terms that provide that the warrant is not indexed to the issuer’s common stock. The Company also analyzed the tender offer provision discussed above and considering that upon the Closing of the Business Combination the Company has a single class of common shares, concluded that the exception discussed in ASC 815-40-25 applies, and thus equity classification is not precluded.

Stock-Based Compensation Plans

2021 Equity Incentive Plan

The Company’s Board of Directors and shareholders previously approved the Plan to reward certain employees and directors of the Company. The Plan has been established to advance the interests of the Company by providing for the grant to Participants of Stock and Stock-based Awards. The maximum number of shares of Common Stock that may be delivered in satisfaction of Awards under the Plan is 569,306 shares. On April 29, 2024, the stockholders voted to increase the number of shares of Common Stock issuable under the Company’s 2021 Equity Incentive Plan from 230,530 to 569,306.

Stock Options

Pursuant to and subject to the terms of the Plan the Company entered into separate Stock Option Agreements with each participant according to which each participant is granted an option (the “Stock Option”) to purchase up to a specific number of shares of common stock set forth in each agreement with an exercise price equal to the market price of Company’s common stock at the date of grant. The Company did not grant Stock Options during the years ended December 31, 2024 and December 31, 2023.

The Stock Options are granted to each participant in connection with their employment with the Company. The Stock Options vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period for the stock options. The Company recognized compensation cost of $1.6 million and $3.3 million in respect of Stock Options granted, which is included in administrative and selling expenses in the consolidated statement of operations for the years ended December 31, 2024 and 2023, respectively. The Company also has a policy of accounting for forfeitures when they occur.

The following table summarizes the activities for the Company’s unvested stock options for the year ended December 31, 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2023	57,894	$214.20
Granted	-	-
Vested	(22,240)	$251.36
Forfeited	(25,327)	$182.63
Unvested as of December 31, 2024	10,327	$212.02	0.50 years	$-

(1)	The aggregate intrinsic value is calculated as the difference between the closing market price of $5.00 per share of the Company’s common stock on December 31, 2024 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.

As of December 31, 2024, there was $0.4 million of unrecognized compensation cost related to unvested stock options. This amount is expected to be recognized over the remaining vesting period of stock options.

Restricted Stock Units

Pursuant to and subject to the terms of the Plan the Company entered into separate Restricted Stock Units (“RSUs”) with each participant. On the grant date of RSUs, the Company grants to each participant a specific number of RSUs as set forth in each agreement, giving each participant the conditional right to receive without payment one share of common stock. The RSUs are granted to each participant in connection with their ongoing employment with the Company. The Company has in place Restricted Stock Unit Agreements that vest within one year and Restricted Stock Unit Agreements that vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period. The Company recognized compensation cost of $3.2 million and $6.6 million in respect of RSUs, which is included in administrative and selling expenses in the consolidated statement of operations for the years ended December 31, 2024 and 2023, respectively. The Company also has a policy of accounting for forfeitures when they occur.

Restricted Stock Units have been granted during the year ended December 31, 2024 as follows:

	Number of Shares	Grant Date Fair Value
Granted on June 26, 2024	22,988	$4.50
Total restricted stock units granted in 2024	22,988

The following table summarizes the activities for our unvested RSUs for the year ended December 31, 2024:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2023	67,894	$200.1
Granted	22,988	$4.50
Vested	(52,728)	$114.28
Forfeited	(27,827)	$191.21
Unvested as of December 31, 2024	10,327	$245.33	0.5 years	$51,635

(1)	The aggregate intrinsic value is calculated based on the fair value of $5.00 per share of the Company’s common stock on December 31, 2024 due to the fact that the restricted stock units carry a $0 purchase price.

As of December 31, 2024, there was $0.6 million of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over the remaining vesting period of Restricted Stock Unit Agreements.

Accumulated Other Comprehensive Loss

Other comprehensive income (loss) is defined as other changes in stockholders’ equity that do not represent transactions with stockholders or in the Company’s stock. Changes in accumulated other comprehensive loss were as follows:

(Amounts in thousands)	Accumulated Foreign Currency Translation Adjustments	Accumulated Actuarial Gains / (Losses)	Total Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2022	$(2,587)	$(17)	$(2,604)
Other comprehensive (loss) from continuing operations	(125)	15	(110)
Other comprehensive (loss) from discontinued operations	380	-	380
Balance as of December 31, 2023	$(2,332)	$(2)	$(2,334)
Other comprehensive (loss) from continuing operations	658	-	658
Other comprehensive (loss) from discontinued operations	1,519	-	1,519
Balance as of December 31, 2024	$(155)	$(2)	$(157)